SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
Schedule of long-lived assets

	As of December 31,
	2022	2023

PRC	48,508,923	45,315,466
Hong Kong SAR	4,406,267	4,787,069
Malaysia	531,477	3,368,819
Singapore	141,333	99,207
Indonesia	33,285	76,159

Total	53,621,285	53,646,720